Victory Portfolios

Victory Munder Mid-Cap Core Growth Fund

(the "Fund")

Supplement dated June 7, 2024

to the Summary Prospectus and Prospectus

dated November 1, 2023 ("Prospectus"), as supplemented

After seven and a half years with the Munder Capital Management investment franchise, effective July 5, 2024, Robert Glise will retire as a Senior Portfolio Manager and Analyst for the Fund. All references to Mr. Glise in the Prospectus is to be deleted as of that date.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios

Victory Munder Mid-Cap Core Growth Fund

(the "Fund")

Supplement dated June 7, 2024

to the Statement of Additional Information

dated November 1, 2023 ("SAI"), as supplemented

After seven and a half years with the Munder Capital Management investment franchise, effective July 5, 2024, Robert Glise will retire as a Senior Portfolio Manager and Analyst for the Fund. All references to Mr. Glise in the SAI is to be deleted as of that date.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.